Taxes - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Income tax	kr (2,785)	kr (5,497)	kr (6,270)
Effective tax rate	(11.90%)	22.30%	21.40%
Expected applicable tax rate	20.60%
Actuarial gains and losses related to pensions	kr (251)	kr (2,093)
Cash flow hedges	(380)	(671)
Revaluation of borrowings	137	(212)
Deferred tax assets	22,375	19,394
Tax loss carry-forwards	27,666	23,438
Unrecognized tax loss carry forwards	8,918	8,490
Unrecognized tax loss carry forwards, tax value	1,819	1,777
Income tax related to non-controlling interests	0	(4)
Unrecognized deferred tax credits tax value	1,148	1,296
Recognized deferred tax credits tax value	5,453	2,081
Non-tax deductible goodwill impairment test	31,900
DeferredTax	1,406	1,617
Other comprehensive income (loss) totals	(494)	(2,980)
Current tax	(4,289)	(7,353)	kr (6,110)
Department of justice [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Income tax		450
Other comprehensive income [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
DeferredTax	(631)	(2,099)
Current tax	137	(881)
Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets	kr 6,158	kr 5,190
Sweden [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Expected applicable tax rate	20.60%	20.60%	20.60%
Impaired withholding tax assets		kr 411	kr 969
Sweden [member] | Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets	kr 4,172	kr 3,508